Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases
Schedule of future minimum lease payments for finance leases

	Dec 31, 2018		Dec 31, 2017		Dec 31, 2016
		Nominal		Nominal		Nominal
	Present value	value	Present value	value	Present value	value
Within 1 year	2	2	2	2	17	17
Within 1 - 2 years	2	2	2	2	10	10
Within 2 - 3 years	2	2	2	2	4	5
Within 3 - 4 years	2	2	2	2	4	5
Within 4 - 5 years	2	3	2	3	4	4
Within 5 - 10 years	6	7	7	8	8	10
Within 10 - 15 years	—	—	—	—	1	1
Total loan liability and interest		18		19		52
Less interest portion		(2)		(2)		(4)
TOTAL FINANCE LEASES	16	16	17	17	48	48

Schedule of operating lease expenses

	2018	2017	2016
Leased lines	907	773	561
Other operating leases	587	543	496
Annual leasing expenses for operating leases	1,494	1,316	1,057

Schedule of future lease expenses for operating leases

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Within 1 year	1,546	891	866
Within 1 - 2 years	721	569	525
Within 2 - 3 years	590	386	368
Within 3 - 4 years	434	286	264
Within 4 - 5 years	365	230	201
Within 5 - 10 years	847	704	639
Within 10 - 15 years	78	255	297
More than 15 years	45	184	178
Total future lease expenses for operating leases	4,626	3,505	3,338

Schedule of future operating lease income

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Within 1 year	95	88	87
Within 1 - 2 years	26	22	24
Within 2 - 3 years	23	20	19
Within 3 - 4 years	20	19	18
Within 4 - 5 years	31	18	16
Within 5 - 10 years	53	61	58
Within 10 - 15 years	49	48	42
More than 15 years	45	51	45
Total future lease income for operating leases	342	327	309